Tax Situation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expense

e)	The income tax expense shown in the consolidated statement of income comprises

	2016	2017	2018
	(as restated)
Current income tax	169,428	168,143	150,020
Deferred income tax (Note 25)	(280,911)	(44,550)	(23,594)
PPUA	(7,789)	613	—

	(119,272)	124,206	126,426
(-) Discontinued operations	(32,910)	(77,901)	(13,108)

Income tax	(152,182)	46,305	113,318

Summary of Weighted-Average Income Tax Rate Applicable To Pre-tax Income
f)	The Group’s income tax differs from the notional amount that would result from applying the group companies weighted average rate of income tax applicable to consolidated pre-tax income, as follows:

	2016	2017	2018
(Loss) profit before income tax	(708,134)	45,112	133,948

Income tax by applying local applicable tax rates on profit generated in the respective countries	(191,225)	13,811	40,507
Tax effect on:
- Non-taxable income	(1,534)	(4)	(1,691)
- Equity method (profit) loss	3,673	394	(1,094)
- Non-deductible expenses	56,805	30,472	70,052
- Unrecognized deferred tax asset income (expense)	(4,099)	1,562	8,592
- Adjustment for changes in rates of income tax	(18,676)	27	1,524
- PPUA adjustment for changes in tax rates	4,871	(611)	—
- Change in prior years estimations	(4,471)	9,005	3,235
- Others, net	2,474	(8,351)	(7,807)

Income tax	(152,182)	46,305	113,318

Summary of Weighted Average Pre-tax Profit or Loss and Applicable Income Tax Rate
g)

The theoretical tax disclosed is the result of applying the income tax rate in accordance with the tax legislation of the country where each company that is part of the Group is domiciled. In this sense, companies domiciled in Peru, Chile, and Colombia applied in 2018 income tax rates of 29.5%, 27% and 37% respectively (29.5%, 25.5% and 40% for 2017). Norvial, GyM Ferrovias, Vesur and GMP (Blocks III and IV) have legal stability contracts signed with the Peruvian Government in force during the term of the associated concessions. Therefore, the consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate.

Country	Local tax rate	(Loss) Profit before income tax	Income tax
	(A)	(B)	(A)*(B)
2016
Peru	28.00%	(1,544,221)	(432,382)
Peru - Norvial S.A.	27.00%	63,583	17,167
Peru - GyM Ferrovías S.A.	30.00%	34,760	10,428
Peru - Vesur S.A.	30.00%	888	267
Peru - GMP S.A.	30.00%	8,602	2,581
Chile	24.00%	(81,119)	(19,468)
Colombia	40.00%	(27,511)	(11,004)
Bolivia	25.00%	(703)	(176)
Unrealized gains		837,587	241,362

Total		(708,134)	(191,225)

2017
Peru	28.00%	420,421	124,024
Peru – Norvial S.A.	27.00%	68,104	18,388
Peru – GyM Ferrovias S.A.	30.00%	29,028	8,708
Peru – Vesur S.A.	30.00%	779	234
Peru – GMP S.A.	30.00%	20,941	6,073
Chile	24.00%	(93,031)	(23,723)
Colombia	40.00%	(27,970)	(11,188)
Bolivia	25.00%	(2,897)	(724)
Unrealized gains		(370,263)	(107,981)

Total		45,112	13,811

2018
Peru	29.50%	151,627	44,730
Peru – Norvial S.A.	27.00%	21,104	5,698
Peru – GyM Ferrovias S.A.	30.00%	125,136	37,541
Peru – Vesur	30.00%	2,951	885
Peru – GMP S.A.	29.00%	35,421	10,272
Chile	27.00%	(20,768)	(5,607)
Colombia – Morelco S.A.	37.00%	11,851	4,385
Colombia – GyM S.A. Branch	33.00%	1,984	655
Bolivia	25.00%	(137)	(34)
Unrealized gains		(195,221)	(58,018)

Total		133,948	40,507